Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Finance income, net
Finance (income) expense for the three and six months ended June 30, 2022 and 2021 is comprised of:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
Interest on contingent consideration	39	18	55	36
Interest on lease obligations	69	90	144	175
Interest and amortization of deferred financing costs on credit facility	—	72	—	84
Interest income	(443)	(105)	(553)	(222)
Bank fees and other	2	1	2	1
	(333)	76	(352)	74